Acquisitions of Aegc and Ril (Details) - Schedule of fair value of the assets acquired and liabilities assumed - Jan. 15, 2022 - Ril Acquisition [Member]	USD ($)	CAD ($)
Acquisitions of Aegc and Ril (Details) - Schedule of fair value of the assets acquired and liabilities assumed [Line Items]
Cash	$ 808,538	$ 1,000,000
Non-controlling interest fair value	202,135	250,000
Total	1,010,673	1,250,000
Assets acquired and liabilities assumed
Cash and cash equivalents	1,769	2,188
Property, plant and equipment	441	545
Right-of-use assets	573,483	709,283
Intangible assets	431,894	534,167
Goodwill	785,784	971,858
Total assets	1,793,371	2,218,042
Accounts payable	161,708	200,000
Lease liabilities	573,483	709,283
Deferred income tax liabilities	47,508	58,758
Total liabilities	782,699	968,042
Net assets acquired	$ 1,010,673	$ 1,250,000